Summary of Significant Accounting Policies: Advertising Costs (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Advertising Costs	Advertising costs Advertising costs are expensed as incurred. During the years ended December 31, 2011, 2010 and 2009, the amounts of advertising costs were insignificant.